ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE I (Details 3) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
STATEMENTS OF COMPREHENSIVE INCOME OPERATIONS
Net income attributable to Taomee Holdings Limited	$ 1,006,457	$ 5,441,260	$ 8,861,867
Other comprehensive income, net of tax of nil
Foreign currency translation adjustments	(154,336)	1,787,185	189,354
Comprehensive income attributable to Taomee Holdings Limited	852,121	7,228,445	9,051,221
Other comprehensive income, tax	0	0	0
Parent company
STATEMENTS OF COMPREHENSIVE INCOME OPERATIONS
Net income attributable to Taomee Holdings Limited	1,006,457	5,441,260	8,861,867
Other comprehensive income, net of tax of nil
Foreign currency translation adjustments	(154,336)	1,787,185	189,354
Comprehensive income attributable to Taomee Holdings Limited	852,121	7,228,445	9,051,221
Other comprehensive income, tax	$ 0	$ 0	$ 0